Schedule of Lease Expenses (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Leases [Abstract]
Operating lease cost	¥ 2,975	¥ 4,345
Cost of other leases with period less than one year	2,477	883
Total	¥ 5,452	¥ 5,228